LOANS FOR CAPITAL LEASE BUSINESS (Details)	Jun. 30, 2017 USD ($)
Bank Loan [Member]
Within 1 year	$ 14,905,027
Between 1 to 2 years	13,033,222
Between 2 to 3 years	343,292
Between 3 to 4 years
Between 4 to 5 years
Beyond 5 years
Long-term Debt	28,281,541
Notes Payable, Other Payables [Member]
Within 1 year	4,846,657
Between 1 to 2 years	4,280,501
Between 2 to 3 years	382,439
Between 3 to 4 years
Between 4 to 5 years
Beyond 5 years
Long-term Debt	$ 9,509,597